Reserve for Warrants	12 Months Ended
Jun. 30, 2022
Disclosure Of Reserve For Warrants Abstract
Reserve for Warrants
14.	Reserve for Warrants

The following summarizes the warrant activity for the years ended June 30, 2022, 2021 and 2020:

	2022		2021		2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted Average exercise price	Number of warrants	Weighted Average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	880,525	1.55	551,929	1.59	551,979	1.65
Issued from debentures financing	-	-	361,098	1.50	-	-
Issued of Finders’ Warrants from IPO	184,000	USD 9.375	-	-	-	-
Exercised	(243,419)	1.50	(2,170)	2.25	(50)	2.25
Expired	-	-	(30,332)	2.25	-	-
Outstanding, end of year	821,106	3.93	880,525	1.55	551,929	1.59

Warrant issuances for the year ended June 30, 2020

There were no warrant issuances for the year ended June 30, 2020.

Warrant issuances for the year ended June 30, 2021

As part of the Debentures issuance in February 2021, the Company issued 346,108 Warrants to subscribers of the Debentures. Debenture holders were eligible to receive such number of Warrants equal to half of the number of common shares issuable upon conversion of the Debentures at the conversion price of $1.25. Each Warrant is exercisable into one common share at an exercise price of $1.50 per Warrant until the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange. These Warrants were valued at $90,769, recorded to the warrants reserve after allocating, on a pro-rata basis, the $362,411 residual value of the Debentures between the debt and warrants components after the initial allocation of $442,589 of the $805,000 net proceeds received to the conversion feature.

The Debenture Warrants were valued using Black-Scholes based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18% - 0.22%, market price of $1.50, and an exercise price of $1.50. $2,025 of Debenture transaction costs was recorded to warrants reserve in amortizing the value of transaction costs allocated to the warrants component of the Debentures.

15,000 Debenture Finders’ Warrants exercisable on the same terms as the Debenture Warrants were also issued, and they were valued at $9,480 using Black-Scholes based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18%, market price of $1.50, and an exercise price of $1.50. The value of these warrants allocated to loan liability transaction costs is being amortized in the statement of loss and comprehensive loss in accreting up the carrying value of the Debenture loan liability to its principal balance and the value allocated to Debenture warrants transaction costs is being amortized to the warrants reserve over the term of the Debentures.

Warrant issuances for the year ended June 30, 2022

As part of the IPO which closed on November 23, 2021, the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 23, 2026. As these Finders’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

The following table summarizes information of warrants outstanding as at June 30, 2022:

Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
November 23, 2023	32,000	1.25	1.40
November 23, 2023	533,679	1.50	1.40
November 23, 2023	71,427	2.25	1.40
November 23, 2023	184,000	USD 9.375	1.40
	821,106	3.93	2.07